Offerings - Offering: 1	Oct. 15, 2025 USD ($)
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 246,500,000	[1]
Fee Rate	0.01381%
Amount of Registration Fee	$ 34,041.65	[2]
Offering Note

(1)	The property to be received by the registrant in this transaction consists entirely of cash. In accordance with 17 CFR § 240.0-11(c)(2), the transaction valuation is equal to the total amount of cash expected to be received by the registrant at the closing of this transaction.

(2)	The filing fee was calculated in accordance with 17 CFR § 240.0-11(c)(2) by multiplying the transaction valuation by the fee rate.

[1]	The property to be received by the registrant in this transaction consists entirely of cash. In accordance with 17 CFR § 240.0-11(c)(2), the transaction valuation is equal to the total amount of cash expected to be received by the registrant at the closing of this transaction.
[2]	The filing fee was calculated in accordance with 17 CFR § 240.0-11(c)(2) by multiplying the transaction valuation by the fee rate.